LONG TERM NOTE PAYABLE (Details) (USD $)	3 Months Ended		10 Months Ended	12 Months Ended	1 Months Ended				3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Jun. 30, 2012 Long term note payable [Member]	Dec. 31, 2011 Long term note payable [Member]	Mar. 31, 2013 Long term note payable [Member]	Dec. 31, 2012 Long term note payable [Member]	Mar. 31, 2013 Long term note payable [Member] Restricted Stock [Member]
Long term debt note payable
Long term note payable	$ 500,000		$ 500,000	$ 500,000		$ 500,000		$ 500,000
Term in years of long term debt						3 years
Conversion rate amount per share						$ 1.00
Interest rate						10.00%
Interest payment					12,500
Accrued interest						$ 14,554	$ 0	$ 2,049
Issuance of shares for interest, shares									50,000
Value per share				$ 0.50					$ 0.50